Net Income (Loss) Per Share - Summary of Computation of Basic EPS and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator
Net income attributable to Viking Holdings Ltd - Basic	$ 587,442	$ 439,048	$ 533,062	$ 333,575
Net income attributable to Viking Holdings Ltd - Diluted	$ 587,442	$ 439,048	$ 533,062	$ 333,575
Denominator
Weighted-average ordinary shares and special shares - Basic	446,378	443,227	446,132	443,070
Dilutive effect of share based awards	1,696	2,322	1,756	2,238
Weighted-average ordinary shares and special shares - Diluted	448,074	445,549	447,888	445,308
Basic EPS	$ 1.32	$ 0.99	$ 1.19	$ 0.75
Diluted EPS	$ 1.31	$ 0.99	$ 1.19	$ 0.75